Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	kr (10.0)	kr (8.3)
Discount rate, weighted average of total –0.5%	11.3	9.2
Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(5.8)	(5.0)
Discount rate, weighted average of total –0.5%	6.6	5.4
US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(1.1)	(1.0)
Discount rate, weighted average of total –0.5%	1.2	1.1
United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, weighted average of total +0.5%	(1.7)	(1.3)
Discount rate, weighted average of total –0.5%	kr 1.9	kr 1.5